U.S. Subsidiary	6 Months Ended
Jun. 30, 2019
U.s. Subsidiary [Abstract]
U.S. Subsidiary

NOTE 6:- U.S. Subsidiary

On May 25, 2018, the Subsidiary established a fully owned US subsidiary named Cellect Biotech, Inc (the "US Subsidiary"). This company was formed to engage in business development operations of the group. As of June 30 2019, there is no activity in the US Subsidiary.